Vanguard Balanced Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (64.0%)
Communication Services (6.5%)
* Alphabet Inc. Class A	73,677	85,609
Verizon Communications Inc.	695,658	37,378
Comcast Corp.	1,056,726	36,330
* Facebook Inc.	104,880	17,494
		176,811
Consumer Discretionary (4.6%)
McDonald's Corp.	233,705	38,643
Home Depot Inc.	193,216	36,076
TJX Cos. Inc.	596,076	28,499
Hilton Worldwide Holdings Inc.	181,541	12,388
Lowe's Cos. Inc.	79,654	6,854
* Alibaba Group Holding Ltd. ADR	6,300	1,225
		123,685
Consumer Staples (5.7%)
Nestle SA	382,305	39,136
Coca-Cola Co.	765,659	33,880
Walmart Inc.	269,588	30,631
Sysco Corp.	444,179	20,268
Diageo plc	541,308	17,165
PepsiCo Inc.	66,556	7,993
Unilever NV	120,811	5,938
		155,011
Energy (2.1%)
Total SA	776,750	29,267
BP plc	5,929,261	24,316
Chevron Corp.	31,393	2,275
		55,858
Financials (10.6%)
JPMorgan Chase & Co.	605,572	54,520
Bank of America Corp.	2,346,016	49,806
Progressive Corp.	355,532	26,253
American Express Co.	275,818	23,613
Charles Schwab Corp.	673,988	22,659
BlackRock Inc.	38,607	16,986
Northern Trust Corp.	194,607	14,685
Blackstone Group LP	312,358	14,234
Prudential plc	1,028,214	12,884
PNC Financial Services Group Inc.	123,311	11,803
Chubb Ltd.	101,923	11,384
Prudential Financial Inc.	169,089	8,816
Intercontinental Exchange Inc.	90,815	7,333
American International Group Inc.	285,976	6,935
Marsh & McLennan Cos. Inc.	56,042	4,845

Hartford Financial Services Group Inc.	11,220	395
		287,151
Health Care (11.6%)
Pfizer Inc.	1,267,513	41,371
AstraZeneca plc ADR	834,171	37,254
Becton Dickinson and Co.	143,844	33,051
Abbott Laboratories	377,514	29,790
UnitedHealth Group Inc.	119,218	29,730
Novartis AG	328,221	27,078
Eli Lilly & Co.	192,616	26,720
Medtronic plc	230,162	20,756
Bristol-Myers Squibb Co.	317,631	17,705
HCA Healthcare Inc.	168,459	15,136
Anthem Inc.	64,323	14,604
Koninklijke Philips NV	236,690	9,718
CVS Health Corp.	125,216	7,429
Merck & Co. Inc.	55,887	4,300
		314,642
Industrials (5.5%)
Union Pacific Corp.	163,546	23,066
Lockheed Martin Corp.	62,927	21,329
Deere & Co.	136,589	18,871
United Technologies Corp.	171,962	16,221
Schneider Electric SE	162,824	13,762
Trane Technologies plc	165,862	13,699
Vinci SA	150,742	12,317
Northrop Grumman Corp.	36,221	10,959
Raytheon Co.	72,108	9,457
Rockwell Automation Inc.	35,453	5,350
Fortive Corp.	73,488	4,056
Johnson Controls International plc	35,605	960
		150,047
Information Technology (12.6%)
Microsoft Corp.	732,676	115,550
Apple Inc.	264,220	67,189
Intel Corp.	633,396	34,279
Cisco Systems Inc.	824,227	32,400
Texas Instruments Inc.	310,116	30,990
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	564,470	26,976
Global Payments Inc.	125,273	18,068
Accenture plc Class A	68,489	11,182
Samsung Electronics Co. Ltd. GDR	1,490	1,474
Visa Inc.	8,400	1,353
HP Inc.	65,212	1,132
		340,593
Materials (0.3%)
International Paper Co.	220,093	6,852
Real Estate (1.3%)
American Tower Corp.	116,844	25,443
Boston Properties Inc.	107,265	9,893
		35,336
Utilities (3.2%)
Dominion Energy Inc.	383,799	27,706
NextEra Energy Inc.	111,577	26,848
Exelon Corp.	526,359	19,375

*	Iberdrola SA			1,264,295	12,366
					86,295
Total Common Stocks (Cost $1,559,634)					1,732,281
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (3.7%)
U.S. Government Securities (2.6%)
	United States Treasury Note/Bond	2.500%	3/31/23	13,915	14,809
	United States Treasury Note/Bond	2.625%	6/30/23	6,650	7,137
1	United States Treasury Note/Bond	2.875%	10/31/23	5,600	6,100
	United States Treasury Note/Bond	2.625%	12/31/23	6,400	6,940
	United States Treasury Note/Bond	1.750%	6/30/24	12,675	13,408
	United States Treasury Note/Bond	1.500%	10/31/24	4,100	4,309
	United States Treasury Note/Bond	1.125%	2/28/25	3,585	3,718
	United States Treasury Note/Bond	2.375%	5/15/29	1,330	1,529
	United States Treasury Note/Bond	1.500%	2/15/30	220	237
	United States Treasury Note/Bond	3.125%	8/15/44	1,740	2,378
	United States Treasury Note/Bond	2.500%	2/15/45	1,060	1,309
	United States Treasury Note/Bond	2.250%	8/15/46	88	104
	United States Treasury Note/Bond	2.250%	8/15/49	1,115	1,349
	United States Treasury Note/Bond	2.000%	2/15/50	7,050	8,187
					71,514
Conventional Mortgage-Backed Securities (0.3%)
2,3	Fannie Mae Pool	2.500%	4/1/37–12/1/49	1,918	2,031
2,3	Fannie Mae Pool	2.780%	6/1/26	1,025	1,105
2,3	Fannie Mae Pool	3.070%	2/1/25	500	538
2,3	Fannie Mae Pool	3.500%	12/1/47–1/1/58	870	927
2,3	Fannie Mae Pool	4.000%	8/1/48–12/1/49	1,950	2,082
2,3	Freddie Mac Gold Pool	4.000%	9/1/41–12/1/48	1,304	1,391
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	63	75
2	Ginnie Mae I Pool	8.000%	9/15/30	42	52
2,3	UMBS Pool	2.500%	11/1/49	954	988
					9,189
Nonconventional Mortgage-Backed Securities (0.8%)
2,3	Fannie Mae REMICS	1.500%	8/25/41–6/25/42	711	717
2,3	Fannie Mae REMICS	1.700%	6/25/43	145	147
2,3	Fannie Mae REMICS	2.000%	6/25/44	167	169
2,3	Fannie Mae REMICS	3.000%	2/25/49–9/25/57	3,002	3,087
2,3	Fannie Mae REMICS	3.500%	4/25/31–6/25/59	12,009	12,999
2,3	Fannie Mae REMICS	4.000%	9/25/29–7/25/53	575	609
2,3	Freddie Mac REMICS	3.000%	12/15/39	205	209
2,3	Freddie Mac REMICS	3.500%	3/15/31	110	118
2,3	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	2,103	2,315
2	Ginnie Mae REMICS	1.700%	10/20/45	300	303
2	Ginnie Mae REMICS	1.800%	5/20/41	335	340
					21,013
Total U.S. Government and Agency Obligations (Cost $95,261)					101,716
Asset-Backed/Commercial Mortgage-Backed Securities (1.8%)
2,4	Aaset 2019-1 Trust	3.844%	5/15/39	403	303
4	American Tower Trust I	3.070%	3/15/23	1,100	1,139
2	AmeriCredit Automobile Receivables Trust
	2016-3	2.240%	4/8/22	327	323
2,4	Angel Oak Mortgage Trust 2019-5	2.593%	10/25/49	416	411
2,4	Angel Oak Mortgage Trust 2019-6	2.620%	11/25/59	1,012	1,003

2,4	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	3/25/49	228	229
2,4	Angel Oak Mortgage Trust LLC	2.993%	7/26/49	783	770
2,4,5	Ares XXIX CLO Ltd., 3M USD LIBOR +
	1.190%	3.026%	4/17/26	251	249
2,4,5	Atlas Senior Loan Fund X Ltd., 3M USD
	LIBOR + 1.090%	2.921%	1/15/31	250	233
2,4,5	Avery Point IV CLO Ltd., 3M USD LIBOR +
	1.100%	2.894%	4/25/26	388	386
4	Bank of Montreal	2.500%	1/11/22	1,700	1,752
2	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	295	293
2,4	Canadian Pacer Auto Receivable Trust A
	Series 2018	3.000%	6/21/21	54	54
2,4	Canadian Pacer Auto Receivable Trust A
	Series 2018	3.270%	12/19/22	140	140
2	CarMax Auto Owner Trust 2018-4	3.110%	2/15/22	360	360
2	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	975	991
2,4	Castlelake Aircraft Securitization Trust
	2019-1	3.967%	4/15/39	777	544
2,4,5	Cent CLO, 3M USD LIBOR + 1.150%	2.944%	10/25/28	550	530
2,4	Chesapeake Funding II LLC	3.390%	1/15/31	686	682
2,4	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	71	71
2,4	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	682	675
2,4	Cloud Pass-Through Trust 2019-1	3.554%	12/5/22	777	780
2,4	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	208	206
2,4	COLT 2019-2 Mortgage Loan Trust	3.337%	5/25/49	356	349
2,4	COLT 2020-1 Mortgage Loan Trust	2.488%	2/25/50	587	568
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	491
2,4	Daimler Trucks Retail Trust 2019-1	2.770%	4/15/21	332	333
2,4	DB Master Finance LLC	3.787%	5/20/49	452	412
2,4	DB Master Finance LLC	4.021%	5/20/49	402	350
2,4	Deephave Residential Mortgage Trust
	2019-2	3.558%	4/25/59	319	314
4	DNB Boligkreditt AS	2.500%	3/28/22	1,315	1,358
2,4	Enterprise Fleet Financing LLC	3.100%	10/20/23	270	268
2,4	Enterprise Fleet Financing LLC	2.290%	2/20/25	960	958
2,4	Enterprise Fleet Financing LLC Series
	2017-1	2.130%	7/20/22	3	3
2,4	Enterprise Fleet Financing LLC Series
	2018-1	2.870%	10/20/23	429	427
2,4	Enterprise Fleet Financing LLC Series
	2018-3	3.380%	5/20/24	410	411
2,4	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/20/24	676	675
2,4	Enterprise Fleet Financing LLC Series
	2019-3	2.060%	5/20/25	645	633
2,4	Evergreen Credit Card Trust 2018-1	2.950%	3/15/23	1,720	1,753
2,4	Exeter Automobile Receivables Trust 2019-
	3	2.590%	9/15/22	216	214
2,4	Exeter Automobile Receivables Trust 2019-
	4	2.180%	1/17/23	393	392
2,3,5	Fannie Mae Connecticut Avenue
	Securities, 1M USD LIBOR + 5.900%	6.847%	10/25/28	252	190
2	Ford Credit Floorplan Master Owner Trust
	A	2.440%	9/15/26	370	356
2,3	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.610%	1/25/26	525	552

2,3	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.282%	7/25/26	885	925
2,4	Golden Credit Card Trust	1.980%	4/15/22	545	545
2,4	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	485	491
4	GTP Acquisition Partners I LLC	2.350%	6/15/20	580	582
2,4	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	1,024	1,009
2,4	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	320	224
2,4	Horizon Aircraft Finance Ltd.	3.425%	11/15/39	317	222
2,4	MACH 1 Cayman 2019-1 Ltd.	3.474%	10/15/39	377	244
2,4,5	Madison Park Funding XII Ltd., 3M USD
	LIBOR + 1.260%	3.079%	7/20/26	324	322
2,4,5	Madison Park Funding XIII Ltd., 3M USD
	LIBOR + 0.950%	2.769%	4/19/30	930	797
2,4	MAPS Ltd.	4.458%	3/15/44	228	166
2,4,5	Master Credit Card Trust II Series 2018-1A,
	1M USD LIBOR + 0.490%	1.414%	7/21/24	1,000	980
2	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	460	456
2,4	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	1,100	1,107
2,4	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	166	163
2,4	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	1,000	1,006
2,4	Santander Retail Auto Lease Trust 2019-A	2.720%	1/20/22	453	446
2,4	Santander Retail Auto Lease Trust 2019-B	2.300%	1/20/23	345	338
2,3	Seasoned Credit Risk Transfer Trust Series
	2018-4	3.500%	3/25/58	718	767
2,3	Seasoned Credit Risk Transfer Trust Series
	2019-1	3.500%	7/25/58	1,033	1,093
2,3	Seasoned Credit Risk Transfer Trust Series
	2019-3	3.500%	10/25/58	1,625	1,722
2,4	Securitized Term Auto Receivables Trust
	2018-2	3.060%	2/25/21	23	23
2,4	Securitized Term Auto Receivables Trust
	2018-2	3.325%	8/25/22	550	549
2,4,5	Seneca Park CLO Ltd. 2014-1, 3M USD
	LIBOR + 1.120%	2.956%	7/17/26	176	176
2,4	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	700	717
2,4	SoFi Consumer Loan Program 2018-4
	Trust	3.540%	11/26/27	318	315
2,4	SoFi Consumer Loan Program 2019-1
	Trust	3.240%	2/25/28	426	417
2,4	SoFi Consumer Loan Program 2020-1
	Trust	2.020%	1/25/29	629	585
2,4	Springleaf Funding Trust 2015-B	3.480%	5/15/28	590	593
2,4	Start III Ltd.	3.536%	11/15/44	391	274
2,4	START Ireland	4.089%	3/15/44	539	358
2,4,5	Symphony CLO XIV Ltd., 3M USD LIBOR +
	0.950%	2.788%	7/14/26	1,049	1,013
2,4,5	Thacher Park CLO Ltd., 3M USD LIBOR +
	1.160%	2.979%	10/20/26	223	221
4	Toronto-Dominion Bank	2.500%	1/18/22	2,100	2,161
2,4	Towd Point Mortgage Trust 2016-3	2.250%	4/25/56	35	35
2,4	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	1,250	1,271
2	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	210	219
2,4	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	480	488
2,4	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	268	253
2	Verizon Owner Trust 2018-A	3.230%	4/20/23	585	591

2,4	Verus Securitization Trust 2019-2	3.211%	5/25/59	360	355
2,4,5	Voya CLO 2014-1 Ltd., 3M USD LIBOR +
	0.990%	2.809%	4/18/31	515	472
2,4	Westlake Automobile Receivables Trust	2.150%	2/15/23	415	413
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $49,514)					48,235
Corporate Bonds (25.3%)
Finance (9.5%)
	Banking (7.9%)
4	ABN AMRO Bank NV	2.450%	6/4/20	623	623
	American Express Credit Corp.	2.700%	3/3/22	1,505	1,516
	Banco Santander SA	3.125%	2/23/23	800	794
	Banco Santander SA	3.848%	4/12/23	400	400
	Bank of America Corp.	3.300%	1/11/23	120	124
2	Bank of America Corp.	2.816%	7/21/23	1,645	1,665
	Bank of America Corp.	4.000%	1/22/25	875	921
2	Bank of America Corp.	3.559%	4/23/27	2,450	2,564
2	Bank of America Corp.	3.593%	7/21/28	1,025	1,064
2	Bank of America Corp.	3.419%	12/20/28	512	529
2	Bank of America Corp.	4.271%	7/23/29	4,780	5,161
2	Bank of America Corp.	3.974%	2/7/30	1,895	2,048
2	Bank of America Corp.	3.194%	7/23/30	1,055	1,063
2	Bank of America Corp.	2.496%	2/13/31	1,495	1,454
	Bank of America Corp.	5.875%	2/7/42	260	365
	Bank of America Corp.	5.000%	1/21/44	1,000	1,273
2	Bank of America Corp.	4.330%	3/15/50	2,235	2,671
	Bank of Montreal	3.100%	4/13/21	1,290	1,303
	Bank of New York Mellon Corp.	2.200%	8/16/23	460	463
	Bank of New York Mellon Corp.	3.000%	2/24/25	720	748
5	Bank of New York Mellon Corp., 3M USD
	LIBOR + 1.050%	2.819%	10/30/23	1,145	1,099
	Bank of Nova Scotia	2.800%	7/21/21	750	753
	Bank of Nova Scotia	2.700%	8/3/26	1,825	1,842
4	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,200	1,209
	Barclays Bank plc	5.140%	10/14/20	160	163
2	Barclays plc	3.932%	5/7/25	1,565	1,562
5	Barclays plc, 3M USD LIBOR + 1.380%	3.072%	5/16/24	1,005	960
4	BNP Paribas SA	2.950%	5/23/22	200	198
	BNP Paribas SA	3.250%	3/3/23	190	194
4	BNP Paribas SA	3.800%	1/10/24	1,170	1,179
4	BNP Paribas SA	3.375%	1/9/25	1,775	1,760
2,4	BNP Paribas SA	2.819%	11/19/25	1,335	1,320
4	BNP Paribas SA	3.500%	11/16/27	2,050	2,005
4	BPCE SA	5.700%	10/22/23	270	285
	BPCE SA	4.000%	4/15/24	775	807
4	BPCE SA	5.150%	7/21/24	1,260	1,290
4	BPCE SA	3.500%	10/23/27	1,780	1,771
4	BPCE SA	2.700%	10/1/29	1,450	1,403
5	Canadian Imperial Bank of Commerce, 3M
	USD LIBOR + 0.720%	1.460%	6/16/22	1,565	1,541
	Capital One Financial Corp.	2.500%	5/12/20	500	500
	Capital One Financial Corp.	4.750%	7/15/21	400	409
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,320
	Capital One Financial Corp.	3.200%	2/5/25	760	762
	Citibank NA	3.050%	5/1/20	1,850	1,850
	Citigroup Inc.	4.500%	1/14/22	1,975	2,054
2	Citigroup Inc.	3.520%	10/27/28	1,975	2,010
	Citigroup Inc.	6.625%	6/15/32	2,000	2,385

2	Citigroup Inc.	3.878%	1/24/39	1,025	1,080
	Citigroup Inc.	8.125%	7/15/39	101	161
	Comerica Bank	2.500%	7/23/24	790	783
4	Credit Agricole SA	3.750%	4/24/23	1,160	1,173
4	Credit Agricole SA	3.250%	10/4/24	2,390	2,385
	Credit Suisse AG	3.000%	10/29/21	735	750
	Credit Suisse AG	3.625%	9/9/24	250	263
4	Credit Suisse Group AG	3.574%	1/9/23	550	551
2,4	Credit Suisse Group AG	4.207%	6/12/24	340	345
2,4	Credit Suisse Group AG	2.593%	9/11/25	520	496
2,4	Credit Suisse Group AG	3.869%	1/12/29	305	307
4,5	Credit Suisse Group AG, 3M USD LIBOR +
	1.240%	2.024%	6/12/24	690	617
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	9/15/22	1,335	1,357
	Credit Suisse Group Funding Guernsey
	Ltd.	3.750%	3/26/25	3,470	3,521
4	Danske Bank A/S	2.000%	9/8/21	1,120	1,117
4	Danske Bank A/S	5.000%	1/12/22	610	621
4	Danske Bank A/S	3.875%	9/12/23	1,220	1,211
4	Danske Bank A/S	5.375%	1/12/24	795	835
	Deutsche Bank AG	4.250%	10/14/21	815	775
	Fifth Third Bank	2.875%	10/1/21	425	432
	Fifth Third Bank	3.850%	3/15/26	830	848
	Goldman Sachs Group Inc.	5.250%	7/27/21	865	896
	Goldman Sachs Group Inc.	5.750%	1/24/22	360	382
2	Goldman Sachs Group Inc.	2.876%	10/31/22	1,795	1,806
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,980	2,047
2	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,225
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	2,045
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	751
2	Goldman Sachs Group Inc.	3.691%	6/5/28	810	831
2	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	3,171
2	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,784
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	1,100
4	HSBC Bank plc	4.750%	1/19/21	1,700	1,700
	HSBC Holdings plc	3.400%	3/8/21	1,535	1,543
	HSBC Holdings plc	4.000%	3/30/22	2,395	2,454
	HSBC Holdings plc	3.600%	5/25/23	1,600	1,602
2	HSBC Holdings plc	4.041%	3/13/28	890	905
2	HSBC Holdings plc	4.583%	6/19/29	1,675	1,757
	HSBC Holdings plc	6.500%	5/2/36	1,000	1,216
	HSBC Holdings plc	6.100%	1/14/42	375	483
	HSBC Holdings plc	5.250%	3/14/44	440	475
5	HSBC Holdings plc, 3M USD LIBOR +
	1.000%	2.692%	5/18/24	730	679
	HSBC USA Inc.	3.500%	6/23/24	620	625
	Huntington Bancshares Inc.	3.150%	3/14/21	800	804
	ING Groep NV	3.150%	3/29/22	365	367
	ING Groep NV	3.950%	3/29/27	2,695	2,741
	JPMorgan Chase & Co.	4.500%	1/24/22	340	355
	JPMorgan Chase & Co.	3.250%	9/23/22	970	999
	JPMorgan Chase & Co.	3.375%	5/1/23	875	908
	JPMorgan Chase & Co.	3.875%	2/1/24	800	855
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,414
	JPMorgan Chase & Co.	4.125%	12/15/26	765	829
	JPMorgan Chase & Co.	4.250%	10/1/27	2,295	2,496

2	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,355
2	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,713
	JPMorgan Chase & Co.	5.400%	1/6/42	750	1,026
2	JPMorgan Chase & Co.	3.964%	11/15/48	6,150	7,126
2,4	Macquarie Group Ltd.	4.150%	3/27/24	1,375	1,390
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	698
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	1,940	1,937
	Morgan Stanley	5.750%	1/25/21	1,740	1,786
	Morgan Stanley	2.500%	4/21/21	1,175	1,178
	Morgan Stanley	2.625%	11/17/21	800	801
	Morgan Stanley	2.750%	5/19/22	1,710	1,729
	Morgan Stanley	3.700%	10/23/24	750	792
2	Morgan Stanley	2.720%	7/22/25	1,750	1,770
	Morgan Stanley	3.125%	7/27/26	1,345	1,390
	Morgan Stanley	6.250%	8/9/26	3,000	3,589
	Morgan Stanley	3.625%	1/20/27	1,250	1,320
2	Morgan Stanley	3.772%	1/24/29	3,910	4,122
2	Morgan Stanley	2.699%	1/22/31	1,105	1,082
	Morgan Stanley	4.300%	1/27/45	850	1,034
2,4	Nationwide Building Society	3.622%	4/26/23	680	675
4	NBK SPC Ltd.	2.750%	5/30/22	1,530	1,499
	PNC Bank NA	3.300%	10/30/24	460	478
	PNC Bank NA	2.950%	2/23/25	1,105	1,052
	PNC Bank NA	4.200%	11/1/25	255	295
	PNC Bank NA	3.100%	10/25/27	1,165	1,200
	PNC Bank NA	3.250%	1/22/28	1,675	1,730
	PNC Financial Services Group Inc.	3.900%	4/29/24	580	600
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,625	1,574
	Royal Bank of Canada	2.750%	2/1/22	1,195	1,221
	Santander Holdings USA Inc.	3.700%	3/28/22	915	897
	Santander Holdings USA Inc.	3.400%	1/18/23	605	568
4	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	1,600	1,602
4	Societe Generale SA	3.250%	1/12/22	1,015	1,007
2,4	Standard Chartered plc	2.744%	9/10/22	2,030	2,002
2	State Street Corp.	2.653%	5/15/23	840	820
	Svenska Handelsbanken AB	1.875%	9/7/21	1,050	1,047
	Synchrony Bank	3.650%	5/24/21	1,290	1,274
	Toronto-Dominion Bank	2.500%	12/14/20	985	984
	Truist Bank	2.625%	1/15/22	1,250	1,263
	Truist Bank	3.300%	5/15/26	340	350
	Truist Financial Corp.	3.200%	9/3/21	665	669
	Truist Financial Corp.	2.750%	4/1/22	1,700	1,710
	Truist Financial Corp.	3.700%	6/5/25	1,385	1,445
4	UBS AG	2.200%	6/8/20	750	750
2,4	UBS Group AG	3.126%	8/13/30	555	541
4	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	1,160	1,161
4	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	1,250	1,235
	US Bancorp	2.625%	1/24/22	1,305	1,326
	US Bancorp	3.700%	1/30/24	1,560	1,643
	Wachovia Corp.	7.500%	4/15/35	1,000	1,317
	Wells Fargo & Co.	3.000%	1/22/21	505	507
	Wells Fargo & Co.	3.500%	3/8/22	640	651
	Wells Fargo & Co.	3.069%	1/24/23	195	198
	Wells Fargo & Co.	3.450%	2/13/23	735	756
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,292
	Wells Fargo & Co.	3.750%	1/24/24	1,560	1,652
	Wells Fargo & Co.	3.000%	2/19/25	890	919

	Wells Fargo & Co.	3.550%	9/29/25	860	907
	Wells Fargo & Co.	3.000%	4/22/26	1,045	1,075
	Wells Fargo & Co.	4.100%	6/3/26	340	356
	Wells Fargo & Co.	3.000%	10/23/26	170	174
2	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,756
2	Wells Fargo & Co.	2.879%	10/30/30	435	431
2	Wells Fargo & Co.	2.572%	2/11/31	2,235	2,148
	Wells Fargo & Co.	5.606%	1/15/44	2,276	2,708
	Wells Fargo & Co.	4.900%	11/17/45	515	587
	Wells Fargo & Co.	4.750%	12/7/46	2,070	2,387
	Westpac Banking Corp.	2.300%	5/26/20	630	630

	Brokerage (0.0%)
	Charles Schwab Corp.	3.200%	3/2/27	545	575

	Insurance (1.4%)
	Aetna Inc.	2.800%	6/15/23	680	689
4	AIA Group Ltd.	3.600%	4/9/29	1,475	1,528
4	AIA Group Ltd.	3.375%	4/7/30	370	373
	American International Group Inc.	4.250%	3/15/29	1,040	1,086
	American International Group Inc.	4.500%	7/16/44	200	208
	American International Group Inc.	4.750%	4/1/48	135	143
	Anthem Inc.	3.300%	1/15/23	1,100	1,115
	Anthem Inc.	3.650%	12/1/27	750	772
	Anthem Inc.	4.101%	3/1/28	1,140	1,227
	Anthem Inc.	4.650%	8/15/44	426	458
	Anthem Inc.	4.375%	12/1/47	625	674
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,050	1,093
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	764
	Chubb INA Holdings Inc.	2.300%	11/3/20	170	170
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	580
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	964
4	Five Corners Funding Trust	4.419%	11/15/23	210	221
4	Liberty Mutual Group Inc.	4.250%	6/15/23	80	82
4	Liberty Mutual Group Inc.	4.569%	2/1/29	280	308
	Loews Corp.	2.625%	5/15/23	440	434
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	743
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	305	389
2,4	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	2,000	2,232
	MetLife Inc.	3.600%	4/10/24	580	608
	MetLife Inc.	4.125%	8/13/42	145	155
	MetLife Inc.	4.875%	11/13/43	530	593
4	Metropolitan Life Global Funding I	3.450%	10/9/21	810	816
4	Metropolitan Life Global Funding I	2.650%	4/8/22	340	347
4	Metropolitan Life Global Funding I	3.450%	12/18/26	640	673
4	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,158
4	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,542
4	New York Life Global Funding	2.900%	1/17/24	810	833
4	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,768
4	New York Life Insurance Co.	4.450%	5/15/69	435	452
4	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	656	651
4	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	293
4	Principal Financial Global Funding LLC	2.500%	9/16/29	1,000	898
4	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	875	975
4	Teachers Insurance & Annuity Assn. of
	America	4.270%	5/15/47	1,145	1,174

UnitedHealth Group Inc.	3.875%	10/15/20	601	605
UnitedHealth Group Inc.	2.875%	3/15/22	27	27
UnitedHealth Group Inc.	2.875%	3/15/23	1,175	1,206
UnitedHealth Group Inc.	3.100%	3/15/26	430	451
UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,319
UnitedHealth Group Inc.	4.625%	7/15/35	240	279
UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,834
UnitedHealth Group Inc.	4.750%	7/15/45	760	942
UnitedHealth Group Inc.	4.200%	1/15/47	215	247
UnitedHealth Group Inc.	4.250%	6/15/48	880	1,046
UnitedHealth Group Inc.	4.450%	12/15/48	140	175
UnitedHealth Group Inc.	3.700%	8/15/49	675	760
UnitedHealth Group Inc.	3.875%	8/15/59	115	127

Real Estate Investment Trusts (0.2%)
Boston Properties LP	3.125%	9/1/23	355	355
Boston Properties LP	3.800%	2/1/24	45	47
Healthpeak Properties Inc.	3.000%	1/15/30	930	898
Realty Income Corp.	4.650%	8/1/23	640	655
Simon Property Group LP	3.750%	2/1/24	90	91
Simon Property Group LP	3.375%	10/1/24	275	277
Simon Property Group LP	2.450%	9/13/29	1,160	1,048
4 WEA Finance LLC	4.125%	9/20/28	590	584
4 WEA Finance LLC	4.625%	9/20/48	755	664
				257,561
Industrial (12.5%)
Basic Industry (0.0%)
International Paper Co.	4.350%	8/15/48	1,255	1,290
Capital Goods (0.9%)
4 BAE Systems Holdings Inc.	2.850%	12/15/20	160	159
4 BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,107
Boeing Co.	2.700%	2/1/27	495	456
Boeing Co.	5.875%	2/15/40	175	165
Boeing Co.	3.375%	6/15/46	824	700
Boeing Co.	3.850%	11/1/48	388	352
Boeing Co.	3.825%	3/1/59	67	59
Boeing Co.	3.950%	8/1/59	408	369
4 Carrier Global Corp.	2.722%	2/15/30	448	407
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,360	1,354
Caterpillar Inc.	3.900%	5/27/21	590	604
Caterpillar Inc.	2.600%	6/26/22	705	711
Caterpillar Inc.	3.400%	5/15/24	810	843
General Dynamics Corp.	2.875%	5/11/20	1,505	1,507
General Dynamics Corp.	3.875%	7/15/21	355	362
General Electric Co.	2.700%	10/9/22	210	206
General Electric Co.	3.100%	1/9/23	360	357
Honeywell International Inc.	4.250%	3/1/21	1,002	1,021
Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,321
John Deere Capital Corp.	3.450%	3/13/25	1,200	1,204
Lockheed Martin Corp.	2.900%	3/1/25	610	630
Lockheed Martin Corp.	4.500%	5/15/36	211	225
Lockheed Martin Corp.	4.700%	5/15/46	376	464
Lockheed Martin Corp.	4.090%	9/15/52	144	175
4 Otis Worldwide Corp.	2.565%	2/15/30	225	220
4 Otis Worldwide Corp.	3.112%	2/15/40	510	480
4 Otis Worldwide Corp.	3.362%	2/15/50	890	860
Parker-Hannifin Corp.	3.250%	6/14/29	270	275

Parker-Hannifin Corp.	4.450%	11/21/44	450	480
4 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	1,050	1,064
4 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,721
4 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	924
Stanley Black & Decker Inc.	4.850%	11/15/48	685	785
United Technologies Corp.	4.125%	11/16/28	1,125	1,243
United Technologies Corp.	6.050%	6/1/36	675	899
United Technologies Corp.	4.450%	11/16/38	275	310
United Technologies Corp.	4.500%	6/1/42	787	912
United Technologies Corp.	3.750%	11/1/46	163	168

Communication (1.9%)
America Movil SAB de CV	3.125%	7/16/22	1,880	1,898
America Movil SAB de CV	3.625%	4/22/29	780	802
America Movil SAB de CV	6.125%	3/30/40	390	499
American Tower Corp.	3.450%	9/15/21	1,125	1,131
American Tower Corp.	5.000%	2/15/24	80	85
American Tower Corp.	4.400%	2/15/26	450	468
American Tower Corp.	3.800%	8/15/29	981	1,007
AT&T Inc.	2.450%	6/30/20	225	225
AT&T Inc.	4.600%	2/15/21	100	101
AT&T Inc.	3.600%	7/15/25	625	651
4 British Telecommunications plc	3.250%	11/8/29	905	882
Comcast Corp.	3.600%	3/1/24	2,900	3,105
Comcast Corp.	3.375%	2/15/25	70	75
Comcast Corp.	2.350%	1/15/27	540	539
Comcast Corp.	4.250%	1/15/33	1,032	1,198
Comcast Corp.	4.200%	8/15/34	730	833
Comcast Corp.	5.650%	6/15/35	110	146
Comcast Corp.	4.400%	8/15/35	877	1,032
Comcast Corp.	6.500%	11/15/35	115	164
Comcast Corp.	6.400%	5/15/38	27	36
Comcast Corp.	4.600%	10/15/38	1,335	1,618
Comcast Corp.	4.650%	7/15/42	1,290	1,621
Comcast Corp.	4.500%	1/15/43	500	600
Comcast Corp.	4.750%	3/1/44	876	1,104
Comcast Corp.	4.600%	8/15/45	1,198	1,468
Comcast Corp.	3.969%	11/1/47	252	291
Comcast Corp.	4.000%	3/1/48	345	400
Comcast Corp.	4.700%	10/15/48	1,390	1,791
Comcast Corp.	3.999%	11/1/49	602	714
Comcast Corp.	4.049%	11/1/52	187	223
Comcast Corp.	4.950%	10/15/58	1,020	1,361
4 Cox Communications Inc.	3.250%	12/15/22	795	804
4 Cox Communications Inc.	2.950%	6/30/23	145	145
4 Cox Communications Inc.	3.150%	8/15/24	181	185
4 Cox Communications Inc.	4.800%	2/1/35	1,540	1,689
4 Cox Communications Inc.	6.450%	12/1/36	45	55
4 Cox Communications Inc.	4.600%	8/15/47	125	128
Crown Castle International Corp.	3.650%	9/1/27	285	282
Crown Castle International Corp.	3.800%	2/15/28	235	235
4 Deutsche Telekom International Finance
BV	3.600%	1/19/27	300	303
4 Deutsche Telekom International Finance
BV	4.375%	6/21/28	671	735
NBCUniversal Media LLC	2.875%	1/15/23	240	248
NBCUniversal Media LLC	4.450%	1/15/43	309	369

	Orange SA	4.125%	9/14/21	1,740	1,769
	Orange SA	9.000%	3/1/31	530	804
4	SK Telecom Co. Ltd.	3.750%	4/16/23	385	402
4	Sky Ltd.	3.750%	9/16/24	1,435	1,519
2,4	Sprint Spectrum Co LLC / Sprint Spectrum
	Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	1,300	1,357
	Telefonica Emisiones SAU	5.213%	3/8/47	800	899
	Telefonica Emisiones SAU	5.520%	3/1/49	1,055	1,159
	Time Warner Entertainment Co. LP	8.375%	3/15/23	95	103
	Verizon Communications Inc.	4.329%	9/21/28	675	778
	Verizon Communications Inc.	4.812%	3/15/39	2,406	2,961
	Verizon Communications Inc.	4.750%	11/1/41	290	338
	Verizon Communications Inc.	4.862%	8/21/46	1,151	1,498
	Verizon Communications Inc.	5.012%	4/15/49	702	942
	Verizon Communications Inc.	4.672%	3/15/55	274	349
	ViacomCBS Inc.	4.300%	2/15/21	675	670
	ViacomCBS Inc.	3.700%	6/1/28	440	420
	Vodafone Group plc	5.000%	5/30/38	50	55
	Vodafone Group plc	5.250%	5/30/48	1,260	1,528
	Walt Disney Co.	3.000%	9/15/22	245	253
	Walt Disney Co.	2.000%	9/1/29	2,600	2,535
	Walt Disney Co.	2.750%	9/1/49	560	550

	Consumer Cyclical (1.4%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	1,065	1,122
	Alibaba Group Holding Ltd.	3.400%	12/6/27	3,470	3,694
4	Alimentation Couche-Tard Inc.	3.550%	7/26/27	2,450	2,429
	Amazon.com Inc.	2.500%	11/29/22	885	913
	Amazon.com Inc.	2.800%	8/22/24	715	760
	Amazon.com Inc.	4.800%	12/5/34	995	1,294
	Amazon.com Inc.	4.950%	12/5/44	580	806
	Amazon.com Inc.	4.250%	8/22/57	1,335	1,807
	AutoZone Inc.	3.700%	4/15/22	1,371	1,412
4	BMW US Capital LLC	2.000%	4/11/21	585	568
4	BMW US Capital LLC	2.250%	9/15/23	2,500	2,383
4	Daimler Finance North America LLC	2.200%	5/5/20	470	469
4	Daimler Finance North America LLC	2.450%	5/18/20	155	154
4	Daimler Finance North America LLC	2.300%	2/12/21	945	924
4	Daimler Finance North America LLC	3.250%	8/1/24	160	154
	Ford Motor Credit Co. LLC	3.157%	8/4/20	710	692
	Ford Motor Credit Co. LLC	3.815%	11/2/27	1,075	892
	General Motors Financial Co. Inc.	3.550%	4/9/21	455	435
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,424
	Home Depot Inc.	2.700%	4/1/23	720	743
	Home Depot Inc.	3.900%	12/6/28	290	324
	Home Depot Inc.	4.400%	3/15/45	780	913
	Home Depot Inc.	4.500%	12/6/48	345	430
4	Hyundai Capital America	2.550%	4/3/20	790	790
4,5	Hyundai Capital America, 3M USD LIBOR
	+ 0.940%	2.812%	7/8/21	1,400	1,406
	Lowe's Cos. Inc.	3.100%	5/3/27	1,300	1,305
	Lowe's Cos. Inc.	6.500%	3/15/29	334	409
	Lowe's Cos. Inc.	4.550%	4/5/49	1,140	1,306
	McDonald's Corp.	2.625%	1/15/22	195	198
	McDonald's Corp.	3.250%	6/10/24	140	140
	McDonald's Corp.	4.875%	12/9/45	1,160	1,371
	McDonald's Corp.	3.625%	9/1/49	470	476

Starbucks Corp.	4.500%	11/15/48	1,471	1,639
Walmart Inc.	2.550%	4/11/23	1,250	1,293
Walmart Inc.	3.550%	6/26/25	1,605	1,752
Walmart Inc.	3.625%	12/15/47	380	446

Consumer Noncyclical (4.0%)
4 AbbVie Inc.	4.050%	11/21/39	590	617
AbbVie Inc.	4.450%	5/14/46	1,010	1,094
4 Alcon Finance Corp.	2.750%	9/23/26	200	202
4 Alcon Finance Corp.	3.800%	9/23/49	400	399
Allergan Funding SCS	3.450%	3/15/22	450	449
Allergan Funding SCS	3.800%	3/15/25	575	586
Allergan Funding SCS	4.850%	6/15/44	450	514
Altria Group Inc.	4.750%	5/5/21	590	597
Altria Group Inc.	2.850%	8/9/22	455	457
Altria Group Inc.	5.800%	2/14/39	770	844
Altria Group Inc.	4.500%	5/2/43	245	238
Altria Group Inc.	3.875%	9/16/46	625	563
Amgen Inc.	5.150%	11/15/41	620	646
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	4.700%	2/1/36	1,290	1,345
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	4.900%	2/1/46	1,940	2,187
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	1,798	1,852
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	1,007	1,016
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	487
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	395	419
Archer-Daniels-Midland Co.	4.500%	3/15/49	970	1,165
Ascension Health	2.532%	11/15/29	655	641
2 Ascension Health	4.847%	11/15/53	55	69
AstraZeneca plc	2.375%	11/16/20	1,180	1,177
AstraZeneca plc	4.000%	1/17/29	2,345	2,591
AstraZeneca plc	6.450%	9/15/37	615	878
BAT Capital Corp.	3.557%	8/15/27	1,875	1,773
4 BAT International Finance plc	3.250%	6/7/22	1,480	1,463
4 BAT International Finance plc	3.500%	6/15/22	235	234
4 Bayer US Finance II LLC	4.250%	12/15/25	1,500	1,546
4 Bayer US Finance LLC	3.000%	10/8/21	1,980	1,970
4 Bayer US Finance LLC	3.375%	10/8/24	815	818
Boston Scientific Corp.	4.000%	3/1/29	195	206
4 Bristol-Myers Squibb Co.	3.550%	8/15/22	662	686
4 Bristol-Myers Squibb Co.	2.750%	2/15/23	138	140
4 Bristol-Myers Squibb Co.	3.250%	2/20/23	239	246
4 Bristol-Myers Squibb Co.	4.000%	8/15/23	45	48
4 Bristol-Myers Squibb Co.	3.400%	7/26/29	885	974
4 Bristol-Myers Squibb Co.	4.125%	6/15/39	505	607
4 Bristol-Myers Squibb Co.	4.550%	2/20/48	217	280
4 Bristol-Myers Squibb Co.	4.250%	10/26/49	1,473	1,841
4 Cargill Inc.	4.307%	5/14/21	2,092	2,141
4 Cargill Inc.	6.875%	5/1/28	645	789
4 Cargill Inc.	4.760%	11/23/45	635	816
4 Cigna Corp.	3.250%	4/15/25	880	888
Cigna Corp.	4.375%	10/15/28	515	555
Cigna Corp.	4.800%	8/15/38	730	819
Cigna Corp.	3.200%	3/15/40	155	144
Cigna Corp.	4.900%	12/15/48	497	589
Cigna Corp.	3.400%	3/15/50	470	444

Coca-Cola European Partners plc	3.500%	9/15/20	500	501
Colgate-Palmolive Co.	7.600%	5/19/25	480	601
CommonSpirit Health	2.950%	11/1/22	535	510
CommonSpirit Health	4.200%	8/1/23	535	561
CommonSpirit Health	2.760%	10/1/24	860	866
CommonSpirit Health	3.347%	10/1/29	1,245	1,213
2 CommonSpirit Health	4.350%	11/1/42	536	526
CommonSpirit Health	4.187%	10/1/49	1,275	1,194
Conagra Brands Inc.	4.600%	11/1/25	220	232
Conagra Brands Inc.	5.300%	11/1/38	655	710
Conagra Brands Inc.	5.400%	11/1/48	175	197
Constellation Brands Inc.	2.700%	5/9/22	65	64
Cottage Health Obligated Group	3.304%	11/1/49	470	470
CVS Health Corp.	2.750%	12/1/22	965	971
CVS Health Corp.	4.875%	7/20/35	315	351
CVS Health Corp.	5.125%	7/20/45	855	981
4 Danone SA	2.947%	11/2/26	735	727
Diageo Capital plc	2.625%	4/29/23	1,230	1,243
Diageo Capital plc	2.375%	10/24/29	580	558
Diageo Investment Corp.	2.875%	5/11/22	525	530
Dignity Health	3.812%	11/1/24	560	622
Eli Lilly & Co.	4.150%	3/15/59	80	99
4 EMD Finance LLC	2.950%	3/19/22	605	610
Estee Lauder Cos. Inc.	2.375%	12/1/29	370	360
4 Forest Laboratories Inc.	4.875%	2/15/21	268	272
Gilead Sciences Inc.	2.550%	9/1/20	615	616
Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,065
Gilead Sciences Inc.	3.500%	2/1/25	560	599
Gilead Sciences Inc.	4.500%	2/1/45	825	1,010
Gilead Sciences Inc.	4.750%	3/1/46	195	255
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	398
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,567
HCA Inc.	5.125%	6/15/39	150	154
4 Imperial Tobacco Finance plc	3.750%	7/21/22	1,680	1,679
Kaiser Foundation Hospitals	3.500%	4/1/22	285	292
Kaiser Foundation Hospitals	3.150%	5/1/27	380	392
Kaiser Foundation Hospitals	4.875%	4/1/42	365	421
Kroger Co.	3.850%	8/1/23	270	285
Kroger Co.	4.000%	2/1/24	540	570
Medtronic Inc.	3.150%	3/15/22	664	688
Medtronic Inc.	3.500%	3/15/25	566	610
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	371
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	280	331
Merck & Co. Inc.	2.350%	2/10/22	790	799
Merck & Co. Inc.	2.800%	5/18/23	1,175	1,220
Merck & Co. Inc.	2.750%	2/10/25	1,210	1,277
Merck & Co. Inc.	3.400%	3/7/29	1,470	1,626
Merck & Co. Inc.	4.150%	5/18/43	760	895
Merck & Co. Inc.	4.000%	3/7/49	1,915	2,411
Mercy Health	4.302%	7/1/28	570	645
Molson Coors Beverage Co.	3.500%	5/1/22	690	692
Molson Coors Beverage Co.	3.000%	7/15/26	1,800	1,694
New York & Presbyterian Hospital	4.024%	8/1/45	180	199
Novartis Capital Corp.	3.400%	5/6/24	415	443
Novartis Capital Corp.	4.400%	5/6/44	640	824
Partners Healthcare System Inc.	3.192%	7/1/49	935	892
Partners Healthcare System Inc.	3.342%	7/1/60	955	900

PepsiCo Inc.	2.750%	3/5/22	670	689
PepsiCo Inc.	2.375%	10/6/26	1,945	2,023
PepsiCo Inc.	4.000%	3/5/42	845	1,024
PepsiCo Inc.	3.450%	10/6/46	1,215	1,385
Pfizer Inc.	3.000%	6/15/23	755	782
Pfizer Inc.	3.000%	12/15/26	725	774
Pfizer Inc.	3.450%	3/15/29	2,165	2,396
Pfizer Inc.	4.100%	9/15/38	1,505	1,776
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,046
Philip Morris International Inc.	2.500%	8/22/22	575	590
Philip Morris International Inc.	2.625%	3/6/23	1,150	1,138
Philip Morris International Inc.	3.600%	11/15/23	620	646
Philip Morris International Inc.	3.375%	8/11/25	424	449
Philip Morris International Inc.	4.875%	11/15/43	145	170
2 Procter & Gamble - Esop	9.360%	1/1/21	239	248
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	390	411
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	985	958
2 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	325	360
4 Roche Holdings Inc.	2.375%	1/28/27	1,650	1,672
Sanofi	4.000%	3/29/21	1,130	1,154
4 Sigma Alimentos SA de CV	4.125%	5/2/26	510	466
SSM Health Care Corp.	3.823%	6/1/27	940	961
Toledo Hospital	5.750%	11/15/38	560	649
Unilever Capital Corp.	4.250%	2/10/21	2,805	2,861

Energy (1.2%)
4 BG Energy Capital plc	4.000%	10/15/21	555	557
BP Capital Markets America Inc.	4.500%	10/1/20	400	406
BP Capital Markets America Inc.	3.245%	5/6/22	650	653
BP Capital Markets plc	3.062%	3/17/22	1,100	1,101
BP Capital Markets plc	2.500%	11/6/22	500	494
BP Capital Markets plc	3.994%	9/26/23	420	432
BP Capital Markets plc	3.814%	2/10/24	1,700	1,743
BP Capital Markets plc	3.506%	3/17/25	1,280	1,316
Chevron Corp.	3.191%	6/24/23	1,235	1,289
Cimarex Energy Co.	4.375%	6/1/24	927	717
ConocoPhillips Co.	4.950%	3/15/26	115	122
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	470	480
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	585	550
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	125	123
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,603	1,565
Energy Transfer Operating LP	5.250%	4/15/29	1,375	1,163
Energy Transfer Operating LP	5.000%	5/15/50	425	329
Energy Transfer Partners LP	5.300%	4/15/47	155	119
Enterprise Products Operating LLC	4.250%	2/15/48	730	682
Enterprise Products Operating LLC	3.700%	1/31/51	340	314
Enterprise Products Operating LLC	3.950%	1/31/60	240	202
Exxon Mobil Corp.	2.726%	3/1/23	320	326
Exxon Mobil Corp.	3.043%	3/1/26	225	238
Exxon Mobil Corp.	2.275%	8/16/26	1,070	1,069
Exxon Mobil Corp.	2.440%	8/16/29	735	751
Exxon Mobil Corp.	4.114%	3/1/46	320	377
Occidental Petroleum Corp.	2.700%	2/15/23	250	150
Occidental Petroleum Corp.	3.400%	4/15/26	240	115

Phillips 66 Partners LP	3.750%	3/1/28	1,525	1,421
4 Schlumberger Holdings Corp.	3.900%	5/17/28	807	747
4 Schlumberger Investment SA	2.400%	8/1/22	630	614
Schlumberger Investment SA	3.650%	12/1/23	1,120	1,112
Shell International Finance BV	4.125%	5/11/35	1,130	1,275
Shell International Finance BV	5.500%	3/25/40	345	436
Shell International Finance BV	4.375%	5/11/45	2,500	2,866
Suncor Energy Inc.	5.950%	12/1/34	500	504
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	90	69
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	20	16
Total Capital International SA	2.700%	1/25/23	885	888
Total Capital International SA	3.750%	4/10/24	1,400	1,469
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,209
TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,345

Other Industrial (0.2%)
Georgetown University	4.315%	4/1/49	150	168
Georgetown University	2.943%	4/1/50	415	384
2 Johns Hopkins University	4.083%	7/1/53	690	767
2 Johns Hopkins University	2.813%	1/1/60	180	151
4 SBA Tower Trust	3.168%	4/11/22	1,330	1,340
4 SBA Tower Trust	3.448%	3/15/23	705	712
4 SBA Tower Trust	2.836%	1/15/25	725	696
2 University of Chicago	2.761%	4/1/45	165	156

Technology (2.3%)
Apple Inc.	3.000%	2/9/24	620	652
Apple Inc.	3.450%	5/6/24	1,000	1,079
Apple Inc.	2.850%	5/11/24	1,225	1,295
Apple Inc.	2.750%	1/13/25	590	624
Apple Inc.	3.250%	2/23/26	1,020	1,110
Apple Inc.	2.450%	8/4/26	1,170	1,227
Apple Inc.	3.350%	2/9/27	1,545	1,688
Apple Inc.	3.200%	5/11/27	1,065	1,154
Apple Inc.	2.900%	9/12/27	2,250	2,403
Apple Inc.	3.850%	5/4/43	430	512
Apple Inc.	4.450%	5/6/44	120	154
Apple Inc.	3.850%	8/4/46	985	1,187
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	1,380	1,369
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	505	480
4 Broadcom Inc.	4.250%	4/15/26	170	171
Cisco Systems Inc.	2.500%	9/20/26	431	456
Fiserv Inc.	3.200%	7/1/26	655	675
Intel Corp.	2.875%	5/11/24	800	838
Intel Corp.	4.100%	5/19/46	1,360	1,601
International Business Machines Corp.	3.375%	8/1/23	1,750	1,837
International Business Machines Corp.	3.000%	5/15/24	2,500	2,630
International Business Machines Corp.	3.300%	5/15/26	4,500	4,826
International Business Machines Corp.	3.500%	5/15/29	2,975	3,231
International Business Machines Corp.	5.875%	11/29/32	1,010	1,385
Microsoft Corp.	3.625%	12/15/23	500	543
Microsoft Corp.	2.875%	2/6/24	1,385	1,477
Microsoft Corp.	2.700%	2/12/25	760	820
Microsoft Corp.	3.125%	11/3/25	845	924
Microsoft Corp.	2.400%	8/8/26	1,890	2,008

Microsoft Corp.	3.500%	2/12/35	605	707
Microsoft Corp.	3.450%	8/8/36	1,725	1,926
Microsoft Corp.	4.100%	2/6/37	1,225	1,482
Microsoft Corp.	4.450%	11/3/45	380	499
Microsoft Corp.	3.700%	8/8/46	1,615	1,912
Microsoft Corp.	4.250%	2/6/47	2,500	3,225
Oracle Corp.	2.800%	7/8/21	375	380
Oracle Corp.	2.500%	5/15/22	1,210	1,230
Oracle Corp.	2.950%	11/15/24	2,190	2,313
Oracle Corp.	2.950%	5/15/25	355	367
Oracle Corp.	3.250%	11/15/27	3,065	3,161
Oracle Corp.	4.000%	11/15/47	895	979
QUALCOMM Inc.	2.600%	1/30/23	705	722
QUALCOMM Inc.	2.900%	5/20/24	1,020	1,052
4 Tencent Holdings Ltd.	3.575%	4/11/26	200	214
4 Tencent Holdings Ltd.	3.595%	1/19/28	2,495	2,667
4 Tencent Holdings Ltd.	3.975%	4/11/29	925	1,024

Transportation (0.6%)
Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	575
Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,732
Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	298
Burlington Northern Santa Fe LLC	4.150%	4/1/45	150	174
Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	70
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	608	616
CSX Corp.	4.300%	3/1/48	445	484
CSX Corp.	3.350%	9/15/49	415	391
4 ERAC USA Finance LLC	4.500%	8/16/21	325	329
4 ERAC USA Finance LLC	3.300%	10/15/22	40	40
4 ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,472
4 ERAC USA Finance LLC	5.625%	3/15/42	340	373
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	218	228
FedEx Corp.	2.700%	4/15/23	255	243
FedEx Corp.	4.100%	2/1/45	130	114
FedEx Corp.	4.750%	11/15/45	361	347
FedEx Corp.	4.550%	4/1/46	178	163
FedEx Corp.	4.050%	2/15/48	48	41
FedEx Corp.	4.950%	10/17/48	333	325
Kansas City Southern	4.950%	8/15/45	480	521
4 Penske Truck Leasing Co. LP / PTL
Finance Corp.	3.450%	7/1/24	465	465
4 Penske Truck Leasing Co. LP / PTL
Finance Corp.	2.700%	11/1/24	385	373
4 Penske Truck Leasing Co. LP / PTL
Finance Corp.	3.950%	3/10/25	1,435	1,488
4 Penske Truck Leasing Co. LP / PTL
Finance Corp.	4.450%	1/29/26	925	998
2 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	192	202
Union Pacific Corp.	3.700%	3/1/29	505	540
Union Pacific Corp.	4.300%	3/1/49	625	696
Union Pacific Corp.	3.250%	2/5/50	1,100	1,089
Union Pacific Corp.	3.799%	10/1/51	666	719
4 Union Pacific Corp.	3.839%	3/20/60	285	303
Union Pacific Corp.	3.750%	2/5/70	335	353

2 United Airlines 2018-1 Class B Pass
Through Trust	4.600%	3/1/26	187	197
United Parcel Service Inc.	2.450%	10/1/22	425	424
				337,591
Utilities (3.3%)
Electric (2.9%)
AEP Texas Inc.	4.150%	5/1/49	145	153
AEP Texas Inc.	3.450%	1/15/50	380	345
Alabama Power Co.	5.200%	6/1/41	120	137
Alabama Power Co.	4.100%	1/15/42	215	221
Alabama Power Co.	3.750%	3/1/45	630	650
Alabama Power Co.	4.300%	7/15/48	775	875
Ameren Illinois Co.	3.800%	5/15/28	590	635
Ameren Illinois Co.	6.125%	12/15/28	1,000	1,175
Ameren Illinois Co.	3.700%	12/1/47	140	147
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,160	1,472
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,812
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	230
Cleco Corporate Holdings LLC	3.743%	5/1/26	1,850	1,775
4 Cleco Corporate Holdings LLC	3.375%	9/15/29	405	392
Commonwealth Edison Co.	2.950%	8/15/27	645	653
Commonwealth Edison Co.	4.350%	11/15/45	375	425
Commonwealth Edison Co.	3.650%	6/15/46	175	185
Commonwealth Edison Co.	4.000%	3/1/48	480	533
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	1,101
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	76
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,835	2,063
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	680	757
Delmarva Power & Light Co.	3.500%	11/15/23	305	314
Dominion Energy Inc.	2.579%	7/1/20	640	639
Dominion Energy Inc.	2.715%	8/15/21	450	444
4 Dominion Energy Inc.	2.450%	1/15/23	3,240	3,202
Dominion Energy Inc.	5.250%	8/1/33	1,000	1,061
Dominion Energy Inc.	4.600%	3/15/49	875	837
Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	187
Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	51
Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,260	1,414
Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	116
Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	244
Dominion Energy South Carolina Inc.	5.100%	6/1/65	715	898
DTE Energy Co.	3.800%	3/15/27	250	253
Duke Energy Carolinas LLC	6.100%	6/1/37	391	495
Duke Energy Carolinas LLC	3.700%	12/1/47	470	518
Duke Energy Corp.	2.650%	9/1/26	315	313
Duke Energy Corp.	3.400%	6/15/29	350	353
Duke Energy Corp.	4.800%	12/15/45	1,200	1,344
Duke Energy Corp.	3.750%	9/1/46	265	262
Duke Energy Florida LLC	6.350%	9/15/37	200	269
Duke Energy Progress LLC	6.300%	4/1/38	365	470
Duke Energy Progress LLC	4.100%	3/15/43	118	114
Duke Energy Progress LLC	4.200%	8/15/45	2,045	2,243
Emera US Finance LP	3.550%	6/15/26	965	926
Entergy Louisiana LLC	3.120%	9/1/27	410	419
Evergy Inc.	2.450%	9/15/24	425	417
Evergy Inc.	2.900%	9/15/29	600	572
Eversource Energy	2.900%	10/1/24	690	709
Eversource Energy	3.150%	1/15/25	110	108

	Eversource Energy	3.300%	1/15/28	400	397
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,280
	Florida Power & Light Co.	4.950%	6/1/35	1,000	1,241
	Florida Power & Light Co.	5.950%	2/1/38	785	1,052
	Florida Power & Light Co.	5.690%	3/1/40	675	898
	Florida Power & Light Co.	3.700%	12/1/47	480	522
	Fortis Inc.	3.055%	10/4/26	1,195	1,143
	Georgia Power Co.	5.400%	6/1/40	205	240
	Georgia Power Co.	4.750%	9/1/40	988	982
	Georgia Power Co.	4.300%	3/15/42	1,646	1,767
	Georgia Power Co.	3.700%	1/30/50	170	174
	Indiana Michigan Power Co.	4.250%	8/15/48	415	440
	Kansas City Power & Light Co.	4.200%	3/15/48	137	152
4	Massachusetts Electric Co.	5.900%	11/15/39	585	718
4	Metropolitan Edison Co.	4.300%	1/15/29	199	218
4	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	195	204
	MidAmerican Energy Co.	4.250%	5/1/46	45	52
	MidAmerican Energy Co.	4.250%	7/15/49	315	368
	MidAmerican Energy Co.	3.150%	4/15/50	1,390	1,422
4	Monongahela Power Co.	5.400%	12/15/43	135	149
	National Rural Utilities Cooperative Finance
	Corp.	2.950%	2/7/24	415	420
	National Rural Utilities Cooperative Finance
	Corp.	2.850%	1/27/25	1,040	1,057
	Nevada Power Co.	3.125%	8/1/50	380	355
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	1,295	1,292
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	260	267
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	898
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	390	403
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	590	571
4	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	1,112
	Northern States Power Co.	6.250%	6/1/36	2,000	2,683
2,4	Oglethorpe Power Corp.	6.191%	1/1/31	1,065	1,270
	Oglethorpe Power Corp.	5.950%	11/1/39	170	204
	Oglethorpe Power Corp.	4.550%	6/1/44	50	54
	Oglethorpe Power Corp.	4.250%	4/1/46	537	571
	Oglethorpe Power Corp.	5.050%	10/1/48	80	77
	Oglethorpe Power Corp.	5.250%	9/1/50	630	683
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	85
	PacifiCorp	6.250%	10/15/37	2,000	2,582
	PacifiCorp	4.150%	2/15/50	345	390
	Potomac Electric Power Co.	3.050%	4/1/22	460	469
	Potomac Electric Power Co.	6.500%	11/15/37	750	1,019
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	709
	San Diego Gas & Electric Co.	4.150%	5/15/48	500	535
	Sierra Pacific Power Co.	3.375%	8/15/23	850	876
	Sierra Pacific Power Co.	2.600%	5/1/26	221	221
	Southern California Edison Co.	2.400%	2/1/22	170	166
	Southern California Edison Co.	3.700%	8/1/25	90	93
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,249
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,586
	Southern California Edison Co.	6.050%	3/15/39	55	67
	Southern California Edison Co.	4.000%	4/1/47	195	204
	Southern California Edison Co.	4.125%	3/1/48	645	670
	Southern California Edison Co.	3.650%	2/1/50	155	152
	Southern Co.	2.950%	7/1/23	1,280	1,291
	Southern Co.	4.400%	7/1/46	755	772

	Southwestern Electric Power Co.	6.200%	3/15/40	400	494
	Southwestern Public Service Co.	3.700%	8/15/47	102	107
	Virginia Electric & Power Co.	2.750%	3/15/23	690	678
	Virginia Electric & Power Co.	3.500%	3/15/27	435	456
	Westar Energy Inc.	3.250%	9/1/49	630	642
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	902

	Natural Gas (0.3%)
4	Boston Gas Co.	3.150%	8/1/27	140	140
4	Boston Gas Co.	3.001%	8/1/29	175	172
4	Brooklyn Union Gas Co.	3.407%	3/10/26	95	99
4	Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	1,771
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	105	106
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,472
4	Infraestructura Energetica Nova SAB de
	CV	4.875%	1/14/48	455	357
4	KeySpan Gas East Corp.	2.742%	8/15/26	670	686
	NiSource Finance Corp.	5.250%	2/15/43	390	411
	NiSource Finance Corp.	4.800%	2/15/44	1,355	1,536
	Sempra Energy	2.875%	10/1/22	750	738
	Sempra Energy	3.250%	6/15/27	1,095	1,064
	Sempra Energy	6.000%	10/15/39	600	697
	Southern California Gas Co.	2.600%	6/15/26	820	810

	Other Utility (0.1%)
	American Water Capital Corp.	2.950%	9/1/27	540	536
	American Water Capital Corp.	4.200%	9/1/48	810	839
					89,189
Total Corporate Bonds (Cost $649,116)					684,341
Sovereign Bonds (1.2%)
4	Electricite de France SA	4.875%	9/21/38	2,200	2,516
4	Electricite de France SA	4.875%	1/22/44	50	53
4	Electricite de France SA	4.950%	10/13/45	400	437
	Equinor ASA	2.900%	11/8/20	1,410	1,390
	Equinor ASA	2.750%	11/10/21	850	848
	Equinor ASA	2.450%	1/17/23	382	387
	Equinor ASA	2.650%	1/15/24	360	366
	Equinor ASA	3.700%	3/1/24	640	659
	Equinor ASA	3.250%	11/10/24	795	808
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	2,000	2,886
4,6	Kingdom of Saudi Arabia	2.875%	3/4/23	1,130	1,127
7	Province of Quebec	2.500%	4/20/26	2,490	2,656
8	Republic of Colombia	4.000%	2/26/24	970	973
4	Saudi Arabian Oil Co.	3.500%	4/16/29	1,030	1,017
4	Sinopec Group Overseas Development
	2015 Ltd.	2.500%	4/28/20	1,615	1,615
4	Sinopec Group Overseas Development
	2015 Ltd.	3.250%	4/28/25	1,615	1,677
4	Sinopec Group Overseas Development
	2017 Ltd.	3.000%	4/12/22	850	866
4	Sinopec Group Overseas Development
	2018 Ltd.	2.950%	11/12/29	1,165	1,225
4	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,550	1,550
4	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	775	817
4,9	State of Qatar	2.375%	6/2/21	1,590	1,584

4,9	State of Qatar	3.875%	4/23/23	1,985	2,046
4,9	State of Qatar	4.000%	3/14/29	851	912
4,9	State of Qatar	5.103%	4/23/48	820	995
4	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,154
4	Temasek Financial I Ltd.	3.625%	8/1/28	1,025	1,185
Total Sovereign Bonds (Cost $29,589)					31,749
Taxable Municipal Bonds (2.0%)
	Atlanta GA Downtown Development
	Authority	6.875%	2/1/21	65	68
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	2.574%	4/1/31	350	356
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.263%	4/1/49	685	1,045
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	7.043%	4/1/50	1,025	1,632
	Broward County FL Airport System
	Revenue	3.477%	10/1/43	300	291
	California GO	5.700%	11/1/21	185	198
	California GO	7.500%	4/1/34	155	244
	California GO	7.550%	4/1/39	675	1,095
	California GO	7.350%	11/1/39	2,000	3,091
	California GO	7.625%	3/1/40	35	56
	California GO	7.600%	11/1/40	650	1,082
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	215	290
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	530	529
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	245	343
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.200%	12/1/40	550	661
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.899%	12/1/40	825	1,107
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	1,780	2,389
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	1,084
	Foothill / Eastern Transportation Corridor
	Agency CA Toll Road Revenue	4.094%	1/15/49	155	157
10	Foothill-Eastern Transportation Corridor
	Agency CA	3.924%	1/15/53	1,170	1,198
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	1,965	2,573
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	231	308
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	3.236%	10/1/52	930	903
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	5.184%	10/1/42	1,015	1,271
	Houston TX GO	6.290%	3/1/32	390	483
	Illinois GO	5.100%	6/1/33	810	804
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	990
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	2.833%	1/1/38	160	156

10	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	2,000	2,539
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	545	760
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,352
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	3.395%	10/15/40	500	512
	Michigan Finance Authority Revenue
	(Trinity Health Credit Group)	3.084%	12/1/34	295	307
	Michigan Finance Authority Revenue
	(Trinity Health Credit Group)	3.384%	12/1/40	535	558
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	600
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	855
	New York City NY Water & Sewer System
	Revenue	5.790%	6/15/41	70	70
	New York City NY Water & Sewer System
	Revenue	5.790%	6/15/41	45	45
	New York Metropolitan Transportation
	Authority Revenue	6.814%	11/15/40	70	92
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	465
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	445	568
	New York State Dormitory Authority
	Revenue	3.142%	7/1/43	325	322
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	3.110%	2/15/39	640	658
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	3.190%	2/15/43	355	351
	New York State Thruway Authority
	Revenue	2.900%	1/1/35	490	484
	New York State Thruway Authority
	Revenue	3.500%	1/1/42	275	278
	New York State Urban Development Corp.
	Revenue	2.100%	3/15/22	1,560	1,573
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	1,310	2,074
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	655	900
10	Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,272
11	Philadelphia PA Authority for Industrial
	Development Revenue	6.550%	10/15/28	1,945	2,547
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	65	78
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	265	351
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	1,175	1,298
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	640	764
	Regents of the University of California
	Medical Center Pooled Revenue	3.006%	5/15/50	450	409
	Regents of the University of California
	Medical Center Pooled Revenue	3.256%	5/15/60	880	824

	Regents of the University of California
	Revenue	3.063%	7/1/25	545	584
	Rutgers State University New Jersey
	Revenue	3.270%	5/1/43	350	350
	Sales Tax Securitization Corp. Illinois
	Revenue	4.787%	1/1/48	965	1,183
	University of California Revenue	3.931%	5/15/45	570	620
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	195	261
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	765	1,022
	University of California Revenue	4.601%	5/15/31	590	686
	University of California Revenue	5.770%	5/15/43	1,010	1,368
	University of California Revenue	4.765%	5/15/44	145	158
Total Taxable Municipal Bonds (Cost $47,511)					54,542
				Shares
Temporary Cash Investments (1.6%)
Money Market Fund (0.0%)
12	Vanguard Market Liquidity Fund	0.943%		139	14
				Face
			Maturity	Amount
			Date	($000)
Commercial Paper (0.1%)
13	Boeing Co.	1.986%	4/21/20	400	399
13	Boeing Co.	2.185%	11/18/20	400	391
	Ford Motor Credit Co. LLC	3.681%	5/1/20	1,100	1,096
					1,886
Repurchase Agreement (1.1%)
	RBS Securities, Inc.
	(Dated 3/31/20, Repurchase Value
	$29,200,000, collateralized by U.S.
	Treasury Note/Bond, 0.250%, 7/15/29,
	with a value of $29,784,000)	0.010%	4/1/20	29,200	29,200

U.S. Government and Agency Obligations (0.4%)
	United States Treasury Bill	0.121%	2/25/21	700	699
	United States Treasury Bill	0.111%–0.125%	3/25/21	10,813	10,795
					11,494
Total Temporary Cash Investments (Cost $42,605)					42,594
Total Investments (99.6%) (Cost $2,473,230)					2,695,458
Other Asset and Liabilities-Net (0.4%)					11,105
Net Assets (100%)					2,706,563

* Non-income-producing security.
1 Securities with a value of $218,000 have been segregated as initial margin for recently closed futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $186,144,000, representing 6.9% of net assets.
5 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6 Guaranteed by the Kingdom of Saudi Arabia.
7 Guaranteed by Province of Quebec.
8 Guaranteed by the Republic of Columbia.
9 Guaranteed by the State of Qatar.
10 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
13 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
March 31, 2020, the aggregate value of these securities was $790,000.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’
primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-
traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-
value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market

Balanced Portfolio

values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The portfolio had no open futures contracts at March 31, 2020.

D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-
term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward
Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

E. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-
dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-
backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment
Securities Sold or Payables for Investment Securities Purchased.

F. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of

Balanced Portfolio

the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

G. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,526,861	205,420	—	1,732,281
U.S. Government and Agency Obligations	—	101,716	—	101,716
Asset-Backed/Commercial Mortgage-Backed
Securities	—	48,235	—	48,235
Corporate Bonds	—	684,341	—	684,341
Sovereign Bonds	—	31,749	—	31,749
Taxable Municipal Bonds	—	54,542	—	54,542
Temporary Cash Investments	14	42,580	—	42,594
Total	1,526,875	1,168,583	—	2,695,458